Mineral Properties and Exploration and Evaluation Assets (Schedule Related to Property, Plant and Equipment) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cost
Balance at December 31	$ 192,200,000
Write-downs		$ 0
Balance at December 31	378,509,000	192,200,000
Accumulated Impairment
Balance at December 31	192,200,000
Balance at December 31	378,509,000	192,200,000
Accumulated Depreciation
Balance at December 31	192,200,000
Balance at December 31	378,509,000	192,200,000
NET BOOK VALUE at December 31,	378,509,000	192,200,000
Gross carrying amount [member]
Cost
Balance at December 31	306,403,000	221,649,000
Additions	207,042,000	79,131,000
Changes in closure and reclamation provision	171,000	550,000
Disposals	(1,125,000)	(2,243,000)
Balance at December 31	512,491,000	306,403,000
Accumulated Impairment
Balance at December 31	306,403,000	221,649,000
Balance at December 31	512,491,000	306,403,000
Accumulated Depreciation
Balance at December 31	306,403,000	221,649,000
Balance at December 31	512,491,000	306,403,000
NET BOOK VALUE at December 31,	512,491,000	306,403,000
Accumulated depreciation and amortisation [member]
Cost
Balance at December 31	106,887,000	87,985,000
Disposals	(825,000)	(2,040,000)
Balance at December 31	133,982,000	106,887,000
Accumulated Impairment
Balance at December 31	106,887,000	87,985,000
Balance at December 31	133,982,000	106,887,000
Accumulated Depreciation
Balance at December 31	106,887,000	87,985,000
Balance at December 31	133,982,000	106,887,000
NET BOOK VALUE at December 31,	133,982,000	106,887,000
Mineral Properties and Exploration and Evaluation Assets [member]
Cost
Balance at December 31	312,800,000
Write-downs	(2,516,000)
Balance at December 31	353,519,000	312,800,000
Accumulated Impairment
Balance at December 31	312,800,000
Balance at December 31	353,519,000	312,800,000
Accumulated Depreciation
Balance at December 31	312,800,000
Balance at December 31	353,519,000	312,800,000
NET BOOK VALUE at December 31,	353,519,000	312,800,000
Mineral Properties and Exploration and Evaluation Assets [member] | Gross carrying amount [member]
Cost
Balance at December 31	460,885,000	421,171,000
Additions	51,371,000	38,704,000
Changes in closure and reclamation provision	14,636,000	1,010,000
Balance at December 31	524,376,000	460,885,000
Accumulated Impairment
Balance at December 31	460,885,000	421,171,000
Balance at December 31	524,376,000	460,885,000
Accumulated Depreciation
Balance at December 31	460,885,000	421,171,000
Balance at December 31	524,376,000	460,885,000
NET BOOK VALUE at December 31,	524,376,000	460,885,000
Mineral Properties and Exploration and Evaluation Assets [member] | Accumulated depreciation and amortisation [member]
Cost
Balance at December 31	148,085,000	124,559,000
Balance at December 31	170,857,000	148,085,000
Accumulated Impairment
Balance at December 31	148,085,000	124,559,000
Balance at December 31	170,857,000	148,085,000
Accumulated Depreciation
Balance at December 31	148,085,000	124,559,000
Depletion	22,772,000	23,526,000
Balance at December 31	170,857,000	148,085,000
NET BOOK VALUE at December 31,	170,857,000	148,085,000
Mineral Properties [member]
Cost
Balance at December 31	7,797,000	4,150,000
Additions	2,652,000	3,647,000
Write-downs	(2,516,000)
Balance at December 31	7,933,000	7,797,000
Accumulated Impairment
Balance at December 31	7,797,000	4,150,000
Balance at December 31	7,933,000	7,797,000
Accumulated Depreciation
Balance at December 31	7,797,000	4,150,000
Balance at December 31	7,933,000	7,797,000
NET BOOK VALUE at December 31,	7,933,000	7,797,000
Caylloma Plant and Mine Equipment [member] | Depletable [member]
Cost
Balance at December 31	53,418,000
Balance at December 31	53,809,000	53,418,000
Accumulated Impairment
Balance at December 31	53,418,000
Balance at December 31	53,809,000	53,418,000
Accumulated Depreciation
Balance at December 31	53,418,000
Balance at December 31	53,809,000	53,418,000
NET BOOK VALUE at December 31,	53,809,000	53,418,000
Caylloma Plant and Mine Equipment [member] | Depletable [member] | Gross carrying amount [member]
Cost
Balance at December 31	121,625,000	112,669,000
Additions	6,396,000	8,240,000
Changes in closure and reclamation provision	223,000	716,000
Balance at December 31	128,244,000	121,625,000
Accumulated Impairment
Balance at December 31	121,625,000	112,669,000
Balance at December 31	128,244,000	121,625,000
Accumulated Depreciation
Balance at December 31	121,625,000	112,669,000
Balance at December 31	128,244,000	121,625,000
NET BOOK VALUE at December 31,	128,244,000	121,625,000
Caylloma Plant and Mine Equipment [member] | Depletable [member] | Accumulated depreciation and amortisation [member]
Cost
Balance at December 31	68,207,000	61,053,000
Balance at December 31	74,435,000	68,207,000
Accumulated Impairment
Balance at December 31	68,207,000	61,053,000
Balance at December 31	74,435,000	68,207,000
Accumulated Depreciation
Balance at December 31	68,207,000	61,053,000
Depletion	6,228,000	7,154,000
Balance at December 31	74,435,000	68,207,000
NET BOOK VALUE at December 31,	74,435,000	68,207,000
San Jose Property Plant and Mine Equipment [member] | Depletable [member]
Cost
Balance at December 31	95,731,000
Balance at December 31	87,911,000	95,731,000
Accumulated Impairment
Balance at December 31	95,731,000
Balance at December 31	87,911,000	95,731,000
Accumulated Depreciation
Balance at December 31	95,731,000
Balance at December 31	87,911,000	95,731,000
NET BOOK VALUE at December 31,	87,911,000	95,731,000
San Jose Property Plant and Mine Equipment [member] | Depletable [member] | Gross carrying amount [member]
Cost
Balance at December 31	175,609,000	164,198,000
Additions	7,838,000	12,035,000
Changes in closure and reclamation provision	886,000	(624,000)
Balance at December 31	184,333,000	175,609,000
Accumulated Impairment
Balance at December 31	175,609,000	164,198,000
Balance at December 31	184,333,000	175,609,000
Accumulated Depreciation
Balance at December 31	175,609,000	164,198,000
Balance at December 31	184,333,000	175,609,000
NET BOOK VALUE at December 31,	184,333,000	175,609,000
San Jose Property Plant and Mine Equipment [member] | Depletable [member] | Accumulated depreciation and amortisation [member]
Cost
Balance at December 31	79,878,000	63,506,000
Balance at December 31	96,422,000	79,878,000
Accumulated Impairment
Balance at December 31	79,878,000	63,506,000
Balance at December 31	96,422,000	79,878,000
Accumulated Depreciation
Balance at December 31	79,878,000	63,506,000
Depletion	16,544,000	16,372,000
Balance at December 31	96,422,000	79,878,000
NET BOOK VALUE at December 31,	96,422,000	79,878,000
Lindero Project [member] | Non Depletable [member]
Cost
Balance at December 31	155,854,000
Balance at December 31	203,866,000	155,854,000
Accumulated Impairment
Balance at December 31	155,854,000
Balance at December 31	203,866,000	155,854,000
Accumulated Depreciation
Balance at December 31	155,854,000
Balance at December 31	203,866,000	155,854,000
NET BOOK VALUE at December 31,	203,866,000	155,854,000
Lindero Project [member] | Non Depletable [member] | Gross carrying amount [member]
Cost
Balance at December 31	155,854,000	140,154,000
Additions	34,485,000	14,782,000
Changes in closure and reclamation provision	13,527,000	918,000
Balance at December 31	203,866,000	155,854,000
Accumulated Impairment
Balance at December 31	155,854,000	140,154,000
Balance at December 31	203,866,000	155,854,000
Accumulated Depreciation
Balance at December 31	155,854,000	140,154,000
Balance at December 31	203,866,000	155,854,000
NET BOOK VALUE at December 31,	203,866,000	155,854,000
Other Mineral Properties and Exploration and Evaluation Assets [member]
Cost
Balance at December 31	73,000
Additions	152,000	73,000
Balance at December 31	225,000	73,000
Accumulated Impairment
Balance at December 31	73,000
Balance at December 31	225,000	73,000
Accumulated Depreciation
Balance at December 31	73,000
Balance at December 31	225,000	73,000
NET BOOK VALUE at December 31,	225,000	73,000
Other Mineral Properties and Exploration and Evaluation Assets [member] | Non Depletable [member]
Cost
Balance at December 31	7,797,000
Write-downs	(2,516,000)
Balance at December 31	7,933,000	7,797,000
Accumulated Impairment
Balance at December 31	7,797,000
Balance at December 31	7,933,000	7,797,000
Accumulated Depreciation
Balance at December 31	7,797,000
Balance at December 31	7,933,000	7,797,000
NET BOOK VALUE at December 31,	7,933,000	7,797,000
Other Mineral Properties and Exploration and Evaluation Assets [member] | Non Depletable [member] | Gross carrying amount [member]
Cost
Balance at December 31	7,797,000	4,150,000
Additions	2,652,000	3,647,000
Balance at December 31	7,933,000	7,797,000
Accumulated Impairment
Balance at December 31	7,797,000	4,150,000
Balance at December 31	7,933,000	7,797,000
Accumulated Depreciation
Balance at December 31	7,797,000	4,150,000
Balance at December 31	7,933,000	7,797,000
NET BOOK VALUE at December 31,	7,933,000	7,797,000
Tlacolula E&EA | MEXICO
Cost
Balance at December 31	3,298,000	3,128,000
Additions	218,000	170,000
Balance at December 31	3,516,000	3,298,000
Accumulated Impairment
Balance at December 31	3,298,000	3,128,000
Balance at December 31	3,516,000	3,298,000
Accumulated Depreciation
Balance at December 31	3,298,000	3,128,000
Balance at December 31	3,516,000	3,298,000
NET BOOK VALUE at December 31,	3,516,000	3,298,000
Pachuca E&EA | MEXICO
Cost
Additions	962,000
Write-downs	(962,000)
Arizaro E&EA | ARGENTINA
Cost
Balance at December 31	934,000	367,000
Additions	2,000	567,000
Balance at December 31	936,000	934,000
Accumulated Impairment
Balance at December 31	934,000	367,000
Balance at December 31	936,000	934,000
Accumulated Depreciation
Balance at December 31	934,000	367,000
Balance at December 31	936,000	934,000
NET BOOK VALUE at December 31,	936,000	934,000
Esperanza E&EA | ARGENTINA
Cost
Balance at December 31	788,000	82,000
Additions		706,000
Write-downs	(788,000)
Balance at December 31		788,000
Accumulated Impairment
Balance at December 31	788,000	82,000
Balance at December 31		788,000
Accumulated Depreciation
Balance at December 31	788,000	82,000
Balance at December 31		788,000
NET BOOK VALUE at December 31,	788,000	788,000
Incachule E&EA | ARGENTINA
Cost
Balance at December 31	766,000	82,000
Additions		684,000
Write-downs	(766,000)
Balance at December 31		766,000
Accumulated Impairment
Balance at December 31	766,000	82,000
Balance at December 31		766,000
Accumulated Depreciation
Balance at December 31	766,000	82,000
Balance at December 31		766,000
NET BOOK VALUE at December 31,	766,000	766,000
Barje E&EA [Member] | SERBIA
Cost
Balance at December 31	1,938,000	491,000
Additions	1,318,000	1,447,000
Balance at December 31	3,256,000	1,938,000
Accumulated Impairment
Balance at December 31	1,938,000	491,000
Balance at December 31	3,256,000	1,938,000
Accumulated Depreciation
Balance at December 31	1,938,000	491,000
Balance at December 31	3,256,000	1,938,000
NET BOOK VALUE at December 31,	3,256,000	$ 1,938,000
Two Greenfield Projects [member]
Cost
Write-downs	$ (1,554,000)